Geographic Segment Information	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Geographic Segment Information (Restated) [Abstract]
GEOGRAPHIC SEGMENT INFORMATION (RESTATED)
Note 16 – GEOGRAPHIC SEGMENT INFORMATION

As a result of the reverse merger on June 30, 2013 the Company operates in two regions: Australia and United States of America.  All inter-company transactions are eliminated in consolidation.

For the nine months ended March 31, 2014 and 2013, geographic segment information is as follows:

	Nine Months Ended March 31, 2014				Nine Months Ended March 31, 2013
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Revenue	$4,160,975	$2,174	$-	$4,163,149	$3,673,405	$-	$-	$3,673,405
Cost of Revenue	2,184,675	2,204	-	2,186,879	2,196,874	-	-	2,196,874
Total Expenses	2,063,454	777,002	-	2,840,456	1,486,400	-	-	1,486,400
Other Income (Expense)	477,305		-	477,305	427,794	-	-	427,794
Net Income (Loss) before tax from continuing operations	390,151	(777,032)	-	(386,881)	417,925	-	-	417,925
Discontinued operations	-	(301,280)	-	(301,280)		-	-	-
Assets	33,510,306	-	-	33,510,306	45,416,396	-	-	45,416,396
Debt	26,185,072	-	-	26,185,072	37,133,506	-	-	37,133,506

Note 13 - GEOGRAPHIC SEGMENT INFORMATION (RESTATED)

As a result of the reverse merger on June 30, 2013 the Company operates in two regions: Australia and United States of America.

All inter-company transactions are eliminated in consolidation. For the twelve months ended June 30, 2013 and 2012, geographic segment information is as follows:

	Twelve Months Ended June 30, 2013				Twelve Months Ended June 30, 2012
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Revenue	5,305,130	$-	$-	$5,305,130	$4,171,622	$-	$-	$4,171,622
Cost of Revenue	3,001,573	-	-	3,001,573	2,715,227	-	-	2,715,227
Total Expenses	2,177,467		-	2,177,467	1,568,231	-	-	1,568,231
Other Income (Expense)	441,908	-	-	441,908	369,423	-	-	369,423
Net Income (Loss) before tax	567,998		-	567,998	257,587	-	-	257,587
Assets	41,034,499	326,425	-	41,360,924	40,113,093	-	-	40,113,093
Debt	33,693,546	3,000	-	33,696,546	32,208,188	-	-	32,208,188